CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 02, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Oct. 03, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Feb. 12, 2019	Dec. 31, 2018
Current assets:
Prepaid expenses		$ 286,946			$ 1,500
Other current assets					1,500						$ 0
Total Current Assets		380,540			197,258						25,000
TOTAL ASSETS		115,387,992			228,800						25,000
Current liabilities:
Accrued expenses					1,000						1,225
Total Current Liabilities		394,392			206,000						1,225
Total Liabilities		611,652			206,000
Commitments and contingencies (Notes 8 and 12)
(Deficit) / Equity:
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,283,000 and 2,875,000 shares issued and outstanding (excluding 11,500,000 and no shares subject to possible redemption) as of September 30, 2021 and December 31, 2020, respectively		328			288	[1]					288	[1]
Members' deficit		(1,424,648)			(2,200)						(1,225)
Total Stockholders' (Deficit) Equity		(223,660)	$ 586,080	$ 1,170,048	22,800			$ 22,890	$ 23,690	$ 23,690	23,775		$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		$ 115,387,992			228,800						25,000
BCP QUALTEK HOLDCO, LLC
Current assets:
Cash	$ 5,405,000				76,000		$ 195,000				91,000
Accounts receivable, net of allowance	249,264,000				174,797,000						228,659,000
Inventories, net	5,633,000				5,765,000						7,790,000
Prepaid expenses	7,446,000				3,459,000						4,130,000
Other current assets	1,952,000				1,592,000						1,608,000
Current assets of discontinued operations	8,157,000				6,534,000
Total Current Assets	277,857,000				192,223,000						249,014,000
Property and equipment, net	42,187,000				33,794,000						18,173,000
Intangible assets, net	364,722,000				345,816,000						381,573,000
Goodwill	81,775,000				58,522,000						86,503,000			$ 41,083,000
Other long-term assets	1,676,000				1,241,000						842,000
Non-current assets of discontinued operations	1,348,000				9,272,000
TOTAL ASSETS	769,565,000				640,868,000						747,230,000
Current liabilities:
Current portion of long-term debt and capital lease obligations	119,545,000				27,249,000						13,466,000
Current portion of contingent consideration	4,292,000				9,968,000						10,808,000
Accounts payable	74,217,000				55,749,000						70,964,000
Accrued expenses	60,713,000				65,172,000						61,144,000
Contract liabilities	14,950,000				14,945,000						18,470,000
Current liabilities of discontinued operations	3,941,000				3,365,000						2,846,000
Total Current Liabilities	277,658,000				176,448,000						177,698,000
Capital lease obligations, net of current portion	16,471,000				15,959,000						6,730,000
Long-term debt, net of current portion and deferred financing fees	429,033,000				397,464,000						390,769,000
Contingent consideration, net of current portion	24,137,000				8,161,000						29,311,000
Distributions payable	11,409,000				11,409,000						5,930,000
Non-current liabilities of discontinued operations					1,793,000						2,634,000
Total Liabilities	758,708,000				611,234,000						613,072,000
Commitments and contingencies (Notes 8 and 12)
(Deficit) / Equity:
Preferred units, 25,000 units authorized, issued and outstanding as of December 31, 2020					25,000,000						25,000,000
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,283,000 and 2,875,000 shares issued and outstanding (excluding 11,500,000 and no shares subject to possible redemption) as of September 30, 2021 and December 31, 2020, respectively					208,324,000						208,324,000
Members' deficit	(238,209,000)				(204,086,000)						(99,323,000)
Accumulated other comprehensive income	471,000				396,000						157,000
Total Stockholders' (Deficit) Equity	10,857,000				29,634,000						134,158,000
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	769,565,000				640,868,000						$ 747,230,000
Common Stock A | BCP QUALTEK HOLDCO, LLC
(Deficit) / Equity:
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,283,000 and 2,875,000 shares issued and outstanding (excluding 11,500,000 and no shares subject to possible redemption) as of September 30, 2021 and December 31, 2020, respectively	$ 248,595,000				$ 208,324,000

[1]	Includes up to 375,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On February 9, 2021, the Company effected a dividend of 0.50 share for each share of common stock outstanding resulting in there being an aggregate of 4,312,500 shares of common stock outstanding, and on February 24, 2021, the Company rescinded and cancelled the dividend, resulting in there being an aggregate of 2,875,000 shares of common stock outstanding (see Notes 5 and 8).